Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reserves for Unpaid Loss and Loss Adjustment Expenses [Line Items]
Net increased	$ 140,694	$ 121,275
Net losses decreased prior loss reserve	41,456	27,518
Reinsurance book	22,040	19,556
Short-Tail Business [Member]
Reserves for Unpaid Loss and Loss Adjustment Expenses [Line Items]
Reinsurance book	15,020	4,647
Long-Tail Business [Member]
Reserves for Unpaid Loss and Loss Adjustment Expenses [Line Items]
Reinsurance book	$ 4,396	$ 3,315